Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Equity	$ 33,424	$ 33,256	$ 32,495
Cumulative translation adjustments
Equity	95	95	95
Additional paid-in capital
Equity	$ 1,748	$ 1,827	$ 1,873